USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                         SUPPLEMENT DATED AUGUST 1, 2005


                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 2005

This supplement updates certain information contained in the statement of additional information (SAI) and should be attached to the SAI and retained for future reference.

     THE FOLLOWING SUBADVISORY FEE BREAKPOINTS ARE ADDED TO PAGE 51 OF THE SAI:


                                                                    PERCENTAGE OF AVERAGE NET ASSETS

                                                            FIRST $250     NEXT $250     NEXT $250     OVER $750
                                                              MILLION       MILLION       MILLION       MILLION
     PEA Renaissance Fund............................           0.50%         0.45%         0.40%         0.35%
     PEA Value Fund..................................           0.50%         0.45%         0.40%         0.35%


                                                              USAZSAI-001-0405